Taxation - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Net operating loss carryforward	$ 10,899,427	$ 10,757,474
Inventory impairment	517,484	503,476
Long-lived assets impairment	168,773	178,366
Lease liabilities	6,728	28,204
Deferred tax assets	11,592,412	11,467,520
Deferred tax liability:
Right-of-use asset	(7,940)	(30,355)
Deferred tax liability	(7,940)	(30,355)
Less: allowance for deferred tax assets	(11,584,472)	(11,437,165)	$ (11,437,165)	$ (10,880,783)
Total deferred tax assets, net